Loans	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Loans
Loans
The following table provides the balance of loans, net of unearned income, by portfolio segment as of December 31, 2017 and 2016:

	December 31
(Dollars in thousands)	2017	2016
Commercial:
Commercial, financial, and industrial	$16,057,273	$12,148,087
Commercial real estate	4,214,695	2,135,523
Consumer:
Consumer real estate (a)	6,367,755	4,523,752
Permanent mortgage	399,307	423,125
Credit card & other	619,899	359,033
Loans, net of unearned income	$27,658,929	$19,589,520
Allowance for loan losses	189,555	202,068
Total net loans	$27,469,374	$19,387,452

(a)	Balances as of December 31, 2017 and 2016, include $24.2 million and $35.9 million of restricted real estate loans, respectively. See Note 21—Variable Interest Entities for additional information.
COMPONENTS OF THE LOAN PORTFOLIO
The loan portfolio is disaggregated into segments and then further disaggregated into classes for certain disclosures. GAAP defines a portfolio segment as the level at which an entity develops and documents a systematic method for determining its allowance for credit losses. A class is generally determined based on the initial measurement attribute (i.e., amortized cost or purchased credit-impaired), risk characteristics of the loan, and FHN’s method for monitoring and assessing credit risk. Commercial loan portfolio segments include commercial, financial and industrial (“C&I”) and commercial real estate ("CRE"). Commercial classes within C&I include general C&I, loans to mortgage companies, the trust preferred loans (“TRUPS”) (i.e. long-term unsecured loans to bank and insurance-related businesses) portfolio and purchased credit-impaired (“PCI”) loans. Loans to mortgage companies include commercial lines of credit to qualified mortgage companies primarily for the temporary warehousing of eligible mortgage loans prior to the borrower’s sale of those mortgage loans to third party investors. Commercial classes within CRE include income CRE, residential CRE and PCI loans. Consumer loan portfolio segments include consumer real estate, permanent mortgage, and the credit card and other portfolio. Consumer classes include home equity lines of credit (“HELOCs”), real estate (“R/E”) installment and PCI loans within the consumer real estate segment, permanent mortgage (which is both a segment and a class), and credit card and other.
Concentrations
FHN has a concentration of residential real estate loans (24 percent of total loans), the majority of which is in the consumer real estate segment (23 percent of total loans). Loans to finance and insurance companies total $2.9 billion (18 percent of the C&I portfolio, or 10 percent of the total loans). FHN had loans to mortgage companies totaling $2.1 billion (13 percent of the C&I segment, or 8 percent of total loans) as of December 31, 2017. As a result, 31 percent of the C&I segment is sensitive to impacts on the financial services industry.
Restrictions
On December 31, 2017, $4.6 billion of commercial loans were pledged to secure potential discount window borrowings from the Federal Reserve Bank. Additionally, as of December 31, 2017 and 2016, FHN pledged all of its first and second lien mortgages and HELOCs, excluding restricted real estate loans to secure potential borrowings from the FHLB-Cincinnati. Restricted loans secure borrowings associated with consolidated VIEs. See Note 21 - Variable Interest Entities for additional discussion.

Acquisition
On November 30, 2017, FHN completed its acquisition of CBF. The acquisition included $7.6 billion in unpaid balance of loans with a fair value of $7.4 billion of which $132.8 million is held-for-sale.
Generally, the fair value for the acquired loans is estimated using a discounted cash flow analysis with significant unobservable inputs (Level 3) including adjustments for expected credit losses, prepayment speeds, current market rates for similar loans, and an adjustment for investor-required yield given product-type and various risk characteristics.
At acquisition, FHN designated certain loans as PCI with the remaining loans accounted for under ASC 310-20, “Nonrefundable Fees and Other Costs”. Of the loans designated as PCI at acquisition, $5.0 million is held-for-sale. For loans accounted for under ASC 310-20, the difference between each loan’s book value and the estimated fair value at the time of the acquisition will be accreted into interest income over its remaining contractual life and the subsequent accounting and reporting will be similar to a loan in FHN’s originated portfolio.
The following tables reflect FHN's contractually required payments receivable, cash flows expected to be collected and the fair value of the acquired loans at the acquisition date of November 30, 2017. These amounts are considered provisional as management continues to identify and assess information regarding the nature of these assets and reviews the associated valuation assumptions and methodologies.

Non-PCI Loans
(Dollars in thousands)	November 30, 2017
Contractually required payments including interest	$9,182,610
Less : expected losses and foregone interest	(801,546)
Cash flows expected to be collected	8,381,064
Fair value of loans acquired (a)	$7,229,948

(a)	Includes $127.8 million of loans held-for-sale.

PCI Loans
(Dollars in thousands)	November 30, 2017
Contractually required payments including interest	$258,950
Less : nonaccretable difference	(77,022)
Cash flows expected to be collected	181,928
Less : accretable yield	(13,957)
Fair value of loans acquired (a)	$167,971

(a)	Includes $5.0 million of loans held-for-sale.

The following table presents a rollforward of the accretable yield for the year ended December 31, 2017 and 2016:

	Year Ended December 31
(Dollars in thousands)	2017	2016
Balance, beginning of period	$6,871	$8,542
Addition	13,957	2,883
Accretion	(3,564)	(3,963)
Adjustment for payoffs	(1,917)	(6,409)
Adjustment for charge-offs	(45)	(674)
Adjustment for pool excess recovery (a)	(222)	—
Increase in accretable yield (b)	467	6,525
Other	76	(33)
Balance, end of period	$15,623	$6,871

(a)	Represents the removal of accretable difference for the remaining loans in a pool which is now in a recovery state.

(b)	Includes changes in the accretable yield due to both transfers from the nonaccretable difference and the impact of changes in the expected timing of the cash flows.
At December 31, 2017, the ALLL related to PCI loans was $3.2 million compared to $.7 million at December 31, 2016. Net charge-offs related to PCI loans during 2017 were $.1 million, compared to $.4 million in 2016. The loan loss provision expense related to PCI loans during 2017 was $2.5 million, compared to a loan loss provision credit of $.5 million during 2016.
The following table reflects the outstanding principal balance and carrying amounts of the acquired PCI loans as of December 31, 2017 and 2016:

	December 31, 2017		December 31, 2016
(Dollars in thousands)	Carrying value	Unpaid balance	Carrying value	Unpaid balance
Commercial, financial and industrial	$102,330	$115,296	$40,368	$41,608
Commercial real estate	30,375	35,472	4,763	6,514
Consumer real estate	38,176	42,568	1,172	1,677
Credit card and other	5,500	6,351	52	64
Total	$176,381	$199,687	$46,355	$49,863

Impaired Loans
The following tables provide information at December 31, 2017 and 2016, by class related to individually impaired loans and consumer TDRs, regardless of accrual status. Recorded investment is defined as the amount of the investment in a loan, excluding any valuation allowance but including any direct write-down of the investment. For purposes of this disclosure, PCI loans and the TRUPs valuation allowance have been excluded.

	December 31, 2017
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with no related allowance recorded:
Commercial:
General C&I	$8,183	$17,372	$—	$7,810	$—
Income CRE	—	—	—	—	—
Total	$8,183	$17,372	$—	$7,810	$—
Consumer:
HELOC (a)	$9,258	$19,193	$—	$10,374	$—
R/E installment loans (a)	4,093	4,663	—	4,076	—
Permanent mortgage (a)	5,132	7,688	—	5,602	—
Total	$18,483	$31,544	$—	$20,052	$—
Impaired loans with related allowance recorded:
Commercial:
General C&I	$31,774	$38,256	$5,119	$29,183	$773
TRUPS	3,067	3,700	925	3,139	—
Income CRE	1,612	1,612	49	1,695	52
Residential CRE	795	1,263	83	1,106	10
Total	$37,248	$44,831	$6,176	$35,123	$835
Consumer:
HELOC	$72,469	$75,207	$14,382	$77,454	$2,261
R/E installment loans	43,075	43,827	8,793	48,473	1,246
Permanent mortgage	79,662	90,934	12,105	81,422	2,455
Credit card & other	593	593	311	406	11
Total	$195,799	$210,561	$35,591	$207,755	$5,973
Total commercial	$45,431	$62,203	$6,176	$42,933	$835
Total consumer	$214,282	$242,105	$35,591	$227,807	$5,973
Total impaired loans	$259,713	$304,308	$41,767	$270,740	$6,808

(a)	All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.

	December 31, 2016
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with no related allowance recorded:
Commercial:
General C&I	$10,419	$16,636	$—	$12,009	$—
Income CRE	—	—	—	1,543	—
Total	$10,419	$16,636	$—	$13,552	$—
Consumer:
HELOC (a)	$11,383	$21,662	$—	$11,168	$—
R/E installment loans (a)	3,957	4,992	—	4,255	—
Permanent mortgage (a)	5,311	7,899	—	4,418	—
Total	$20,651	$34,553	$—	$19,841	$—
Impaired loans with related allowance recorded:
Commercial:
General C&I	$34,334	$34,470	$3,294	$30,836	$902
TRUPS	3,209	3,700	925	3,274	—
Income CRE	1,831	2,209	62	3,757	70
Residential CRE	1,293	1,761	132	1,360	22
Total	$40,667	$42,140	$4,413	$39,227	$994
Consumer:
HELOC	$84,711	$87,126	$15,927	$87,659	$2,092
R/E installment loans	53,409	54,559	12,875	57,906	1,370
Permanent mortgage	88,615	100,983	12,470	91,838	2,310
Credit card & other	306	306	133	345	13
Total	$227,041	$242,974	$41,405	$237,748	$5,785
Total commercial	$51,086	$58,776	$4,413	$52,779	$994
Total consumer	$247,692	$277,527	$41,405	$257,589	$5,785
Total impaired loans	$298,778	$336,303	$45,818	$310,368	$6,779

(a)	All discharged bankruptcy loans are charged down to an estimate of net realizable value and do not carry any allowance.
Asset Quality Indicators
FHN employs a dual grade commercial risk grading methodology to assign an estimate for the probability of default (“PD”) and the loss given default (“LGD”) for each commercial loan using factors specific to various industry, portfolio, or product segments that result in a rank ordering of risk and the assignment of grades PD 1 to PD 16. This credit grading system is intended to identify and measure the credit quality of the loan portfolio by analyzing the migration of loans between grading categories. It is also integral to the estimation methodology utilized in determining the allowance for loan losses since an allowance is established for pools of commercial loans based on the credit grade assigned. Each PD grade corresponds to an estimated one-year default probability percentage; a PD 1 has the lowest expected default probability, and probabilities increase as grades progress down the scale. PD 1 through PD 12 are “pass” grades. PD grades 13-16 correspond to the regulatory-defined categories of special mention (13), substandard (14), doubtful (15), and loss (16). Pass loan grades are required to be reassessed annually or earlier whenever there has been a material change in the financial condition of the borrower or risk characteristics of the relationship. All commercial loans over $1 million and certain commercial loans over $500,000 that are graded 13 or worse are reassessed on a quarterly basis. Loan grading discipline is regularly reviewed internally by Credit Assurance Services to determine if the process continues to result in accurate loan grading across the portfolio. FHN may utilize availability of guarantors/sponsors to support lending decisions during the credit underwriting process and when determining the assignment of internal loan grades. LGD grades are assigned based on a scale of 1-12 and represent FHN’s expected recovery based on collateral type in the event a loan defaults. See Note 5 – Allowance for Loan Losses for further discussion on the credit grading system.

The following tables provide the balances of commercial loan portfolio classes with associated allowance, disaggregated by PD grade as of December 31, 2017 and 2016:

	December 31, 2017
(Dollars in thousands)	General C&I	Loans to Mortgage Companies	TRUPS (a)	Income CRE	Residential CRE	Total	Percentage of Total	Allowance for Loan Losses
PD Grade:
1	$526,825	$—	$—	$2,691	$—	$529,516	3%	$70
2	862,217	—	—	1,935	67	864,219	4	339
3	560,529	652,982	—	226,126	39	1,439,676	7	272
4	931,667	629,432	—	333,364	—	1,894,463	9	854
5	1,430,153	328,477	—	447,534	2,383	2,208,547	11	7,355
6	1,633,060	335,169	—	491,604	3,062	2,462,895	12	10,495
7	2,227,774	47,720	—	584,973	9,324	2,869,791	14	13,490
8	1,073,178	35,266	—	260,425	6,216	1,375,085	7	21,831
9	2,837,501	70,915	—	1,514,609	22,843	4,445,868	22	9,804
10	366,971	—	—	46,606	4,421	417,998	2	8,808
11	222,405	—	—	34,213	2,827	259,445	1	6,784
12	415,499	—	—	158,128	3,616	577,243	3	5,882
13	193,429	—	303,848	16,907	53	514,237	3	7,265
14,15,16	224,093	—	—	7,142	800	232,035	1	24,400
Collectively evaluated for impairment	13,505,301	2,099,961	303,848	4,126,257	55,651	20,091,018	99	117,649
Individually evaluated for impairment	39,957	—	3,067	1,612	795	45,431	—	6,176
Purchased credit-impaired loans	105,139	—	—	28,494	1,886	135,519	1	2,813
Total commercial loans	$13,650,397	$2,099,961	$306,915	$4,156,363	$58,332	$20,271,968	100%	$126,638

	December 31, 2016
(Dollars in thousands)	General C&I	Loans to Mortgage Companies	TRUPS (a)	Income CRE	Residential CRE	Total	Percentage of Total	Allowance for Loan Losses
PD Grade:
1	$465,179	$—	$—	$1,078	$—	$466,257	3%	$77
2	791,183	—	—	11,742	87	803,012	6	403
3	491,386	462,486	—	153,670	—	1,107,542	8	304
4	978,282	332,107	—	222,422	—	1,532,811	11	953
5	1,232,401	275,209	—	365,653	702	1,873,965	13	6,670
6	1,540,519	614,109	—	338,344	9,338	2,502,310	17	10,403
7	1,556,117	317,283	—	352,390	2,579	2,228,369	16	14,010
8	963,359	30,974	—	425,503	2,950	1,422,786	10	25,986
9	611,774	4,299	—	105,277	4,417	725,767	5	13,857
10	355,359	8,663	—	50,484	9,110	423,616	3	8,400
11	238,230	—	—	20,600	6,541	265,371	2	6,556
12	170,531	—	—	15,395	4,168	190,094	1	6,377
13	121,276	—	304,236	6,748	311	432,571	3	4,225
14,15,16	194,572	59	—	16,313	1,659	212,603	1	20,297
Collectively evaluated for impairment	9,710,168	2,045,189	304,236	2,085,619	41,862	14,187,074	99	118,518
Individually evaluated for impairment	44,753	—	3,209	1,831	1,293	51,086	1	4,413
Purchased credit-impaired loans	40,532	—	—	4,583	335	45,450	—	319
Total commercial loans	$9,795,453	$2,045,189	$307,445	$2,092,033	$43,490	$14,283,610	100%	$123,250

(a)	Balances as of December 31, 2017 and 2016, presented net of a $25.5 million valuation allowance. Based on the underlying structure of the notes, the best possible internal grade is “13”.

(b)	The increase in loans year over year is not comparable to the change in allowance year over year as CBF loans are recorded at fair value.
The consumer portfolio is comprised primarily of smaller-balance loans which are very similar in nature in that most are standard products and are backed by residential real estate. Because of the similarities of consumer loan-types, FHN is able to utilize the Fair Isaac Corporation (“FICO”) score, among other attributes, to assess the credit quality of consumer borrowers. FICO scores are refreshed on a quarterly basis in an attempt to reflect the recent risk profile of the borrowers. Accruing delinquency amounts are indicators of asset quality within the credit card and other consumer portfolio.
The following table reflects the percentage of balances outstanding by average, refreshed FICO scores for the HELOC, real estate installment, and permanent mortgage classes of loans as of December 31, 2017 and 2016:

	December 31, 2017			December 31, 2016
	HELOC	R/E Installment Loans	Permanent Mortgage	HELOC	R/E Installment Loans	Permanent Mortgage
FICO score 740 or greater	60.0%	73.1%	46.4%	56.9%	70.3%	45.0%
FICO score 720-739	8.7	8.0	12.8	8.8	8.3	9.5
FICO score 700-719	8.3	6.4	9.2	8.6	6.8	9.2
FICO score 660-699	11.1	7.2	14.8	13.2	8.4	17.1
FICO score 620-659	4.9	2.8	7.3	5.6	3.5	9.1
FICO score less than 620 (a)	7.0	2.5	9.5	6.9	2.7	10.1
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

(a)	For this group, a majority of the loan balances had FICO scores at the time of the origination that exceeded 620 but have since deteriorated as the loans have seasoned.
Nonaccrual and Past Due Loans
The following table reflects accruing and non-accruing loans by class on December 31, 2017:

	Accruing				Non-Accruing
(Dollars in thousands)	Current	30-89 Days Past Due	90+ Days Past Due	Total Accruing	Current	30-89 Days Past Due	90+ Days Past Due	Total Non- Accruing	Total Loans
Commercial (C&I):
General C&I	$13,508,635	$8,442	$95	$13,517,172	$1,761	$7,019	$19,306	$28,086	$13,545,258
Loans to mortgage companies	2,099,961	—	—	2,099,961	—	—	—	—	2,099,961
TRUPS (a)	303,848	—	—	303,848	—	—	3,067	3,067	306,915
Purchased credit-impaired loans	82,515	3,065	19,559	105,139	—	—	—	—	105,139
Total commercial (C&I)	15,994,959	11,507	19,654	16,026,120	1,761	7,019	22,373	31,153	16,057,273
Commercial real estate:
Income CRE	4,126,411	856	—	4,127,267	56	—	546	602	4,127,869
Residential CRE	55,655	—	—	55,655	—	—	791	791	56,446
Purchased credit-impaired loans	26,501	1,828	2,051	30,380	—	—	—	—	30,380
Total commercial real estate	4,208,567	2,684	2,051	4,213,302	56	—	1,337	1,393	4,214,695
Consumer real estate:
HELOC	1,738,493	17,828	9,702	1,766,023	40,508	3,626	8,354	52,488	1,818,511
R/E installment loans	4,480,953	7,189	3,573	4,491,715	14,439	1,957	2,603	18,999	4,510,714
Purchased credit-impaired loans	35,356	2,016	1,158	38,530	—	—	—	—	38,530
Total consumer real estate	6,254,802	27,033	14,433	6,296,268	54,947	5,583	10,957	71,487	6,367,755
Permanent mortgage	365,527	3,930	3,460	372,917	13,245	1,052	12,093	26,390	399,307
Credit card & other:
Credit card	193,940	1,371	1,053	196,364	—	—	—	—	196,364
Other	415,070	2,666	103	417,839	31	—	165	196	418,035
Purchased credit-impaired loans	2,993	1,693	814	5,500	—	—	—	—	5,500
Total credit card & other	612,003	5,730	1,970	619,703	31	—	165	196	619,899
Total loans, net of unearned income	$27,435,858	$50,884	$41,568	$27,528,310	$70,040	$13,654	$46,925	$130,619	$27,658,929

(a) TRUPS is presented net of the valuation allowance of $25.5 million.

The following table reflects accruing and non-accruing loans by class on December 31, 2016:

	Accruing				Non-Accruing
(Dollars in thousands)	Current	30-89 Days Past Due	90+ Days Past Due	Total Accruing	Current	30-89 Days Past Due	90+ Days Past Due	Total Non- Accruing	Total Loans
Commercial (C&I):
General C&I	$9,720,231	$5,199	$23	$9,725,453	$16,106	$374	$12,988	$29,468	$9,754,921
Loans to mortgage companies	2,041,408	3,722	—	2,045,130	—	—	59	59	2,045,189
TRUPS (a)	304,236	—	—	304,236	—	—	3,209	3,209	307,445
Purchased credit-impaired loans	40,113	185	234	40,532	—	—	—	—	40,532
Total commercial (C&I)	12,105,988	9,106	257	12,115,351	16,106	374	16,256	32,736	12,148,087
Commercial real estate:
Income CRE	2,085,455	14	—	2,085,469	232	460	1,289	1,981	2,087,450
Residential CRE	42,182	178	—	42,360	—	—	795	795	43,155
Purchased credit-impaired loans	4,809	109	—	4,918	—	—	—	—	4,918
Total commercial real estate	2,132,446	301	—	2,132,747	232	460	2,084	2,776	2,135,523
Consumer real estate:
HELOC	1,602,640	17,997	10,859	1,631,496	46,964	4,201	8,922	60,087	1,691,583
R/E installment loans	2,794,866	7,844	5,158	2,807,868	17,989	2,383	2,353	22,725	2,830,593
Purchased credit-impaired loans	1,319	164	93	1,576	—	—	—	—	1,576
Total consumer real estate	4,398,825	26,005	16,110	4,440,940	64,953	6,584	11,275	82,812	4,523,752
Permanent mortgage	385,972	4,544	5,428	395,944	11,867	2,194	13,120	27,181	423,125
Credit card & other:
Credit card	188,573	1,622	1,456	191,651	—	—	—	—	191,651
Other	166,062	992	134	167,188	—	—	142	142	167,330
Purchased credit-impaired loans	52	—	—	52	—	—	—	—	52
Total credit card & other	354,687	2,614	1,590	358,891	—	—	142	142	359,033
Total loans, net of unearned income	$19,377,918	$42,570	$23,385	$19,443,873	$93,158	$9,612	$42,877	$145,647	$19,589,520
 (a) TRUPS is presented net of the valuation allowance of $25.5 million.

Troubled Debt Restructurings
As part of FHN’s ongoing risk management practices, FHN attempts to work with borrowers when necessary to extend or modify loan terms to better align with their current ability to repay. Extensions and modifications to loans are made in accordance with internal policies and guidelines which conform to regulatory guidance. Each occurrence is unique to the borrower and is evaluated separately.
A modification is classified as a TDR if the borrower is experiencing financial difficulty and it is determined that FHN has granted a concession to the borrower. FHN may determine that a borrower is experiencing financial difficulty if the borrower is currently in default on any of its debt, or if it is probable that a borrower may default in the foreseeable future. Many aspects of a borrower’s financial situation are assessed when determining whether they are experiencing financial difficulty. Concessions could include extension of the maturity date, reductions of the interest rate (which may make the rate lower than current market for a new loan with similar risk), reduction or forgiveness of accrued interest, or principal forgiveness. The assessments of whether a borrower is experiencing (or is likely to experience) financial difficulty, and whether a concession has been granted, are subjective in nature and management’s judgment is required when determining whether a modification is classified as a TDR.
For all classes within the commercial portfolio segment, TDRs are typically modified through forbearance agreements (generally 6 to 12 months). Forbearance agreements could include reduced interest rates, reduced payments, release of guarantor, or entering into short sale agreements. FHN’s proprietary modification programs for consumer loans are generally structured using parameters of U.S. government-sponsored programs such as the former Home Affordable Modification Program (“HAMP”). Within the HELOC and R/E installment loans classes of the consumer portfolio segment, TDRs are typically modified by reducing the interest rate (in increments of 25 basis points to a minimum of 1 percent for up to 5 years) and a possible maturity date extension to reach an affordable housing debt-to-income ratio. After 5 years, the interest rate generally returns to the original interest rate prior to modification; for certain modifications, the modified interest rate increases 2 percent per year until the original interest rate prior to modification is achieved. Permanent mortgage TDRs are typically modified by reducing the interest rate (in increments of 25 basis points to a minimum of 2 percent for up to 5 years) and a possible maturity date extension to reach an affordable housing debt-to-income ratio. After 5 years, the interest rate steps up 1 percent every year until it reaches the Federal Home Loan Mortgage Corporation Weekly Survey Rate cap. Contractual maturities may be extended to 40 years on permanent mortgages and to 30 years for consumer real estate loans. Within the credit card class of the consumer portfolio segment, TDRs are typically modified through either a short-term credit card hardship program or a longer-term credit card workout program. In the credit card hardship program, borrowers may be granted rate and payment reductions for 6 months to 1 year. In the credit card workout program, customers are granted a rate reduction to 0 percent and term extensions for up to 5 years to pay off the remaining balance.
Despite the absence of a loan modification, the discharge of personal liability through bankruptcy proceedings is considered a concession. As a result, FHN classifies all non-reaffirmed residential real estate loans discharged in Chapter 7 bankruptcy as nonaccruing TDRs.
On December 31, 2017 and 2016, FHN had $234.4 million and $285.2 million of portfolio loans classified as TDRs, respectively. For TDRs in the loan portfolio, FHN had loan loss reserves of $37.3 million, or 16 percent as of December 31, 2017, and $44.9 million, or 16 percent as of December 31, 2016. Additionally, $63.2 million and $69.3 million of loans held-for-sale as of December 31, 2017 and 2016, respectively, were classified as TDRs.

The following tables reflect portfolio loans that were classified as TDRs during the year ended December 31, 2017 and 2016:

	2017			2016
(Dollars in thousands)	Number	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial (C&I):
General C&I	5	$1,095	$1,086	8	$23,876	$22,026
Total commercial (C&I)	5	1,095	1,086	8	23,876	22,026
Commercial real estate:
Income CRE	1	199	198	1	100	99
Total commercial real estate	1	199	198	1	100	99
Consumer real estate:
HELOC	143	12,739	12,422	236	21,173	20,937
R/E installment loans	53	4,092	4,027	51	4,918	5,193
Total consumer real estate	196	16,831	16,449	287	26,091	26,130
Permanent mortgage	34	5,078	5,045	13	4,811	4,802
Credit card & other	91	572	550	23	116	110
Total troubled debt restructurings	327	$23,775	$23,328	332	$54,994	$53,167

The following tables present TDRs which re-defaulted during 2017 and 2016, and as to which the modification occurred 12 months or less prior to the re-default. For purposes of this disclosure, FHN generally defines payment default as 30 or more days past due.

	2017		2016
(Dollars in thousands)	Number	Recorded Investment	Number	Recorded Investment
Commercial (C&I):
General C&I	5	$11,498	1	$77
Total commercial (C&I)	5	11,498	1	77
Commercial real estate:
Income CRE	1	88	—	—
Total commercial real estate	1	88	—	—
Consumer real estate:
HELOC	5	776	3	154
R/E installment loans	—	—	3	1,560
Total consumer real estate	5	776	6	1,714
Permanent mortgage	3	715	—	—
Credit card & other	10	77	—	—
Total troubled debt restructurings	24	$13,154	7	$1,791